SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

Loan Repayment

In January 2023, the 1800 Diagonal Note #2 was repaid in full.

Loan From Third Party

In January 2023, we obtained a loan from 1800 Diagonal Lending LLC, which netted the Company $125,330.20 in proceeds. In consideration of such loan, the Company issued a $144,569.20 face amount promissory note (the “1800 Diagonal Note #3”), with OID of $15,489, a one-time interest charge of $17,348.30, legal fees of $3,000 and $750 in due diligence fees, with principal and interest payable in 10 equal monthly payments of $16,191.75 beginning in February 2023. The Company has the right to repay the 1800 Diagonal Note #3 at any time, without penalty. Should the Company become in default on the 1800 Diagonal Note #3, the 1800 Diagonal Note #3 becomes convertible into shares of the Company’s common stock at a conversion price equal to 75% multiplied by the lowest trading price of the Company’s common stock during the 10 trading days prior to the applicable conversion date.

Facility Lease

In January 2023, the Company entered into a lease for the operating facility described below.

Address	Description	Use	Yearly Rent	Expiration Date
11961 Hilltop Road Building 7 – Suite 22 Argyle, Texas 76226	Office/Warehouse (1,500 sq. ft.)	Administrative/ Warehousing	$8,700 *	January 31, 2025

*

 The Company is a co-lessee under the lease agreement by which it rents this facility. The Company’s co-lessee is Petro X Solutions, Inc., a wholly-owned subsidiary of Accredited Solutions, Inc., a publicly-traded company (symbol: ASII), an affiliate the Company. By agreement with Petro X Solutions, each party is responsible for 50% of the rent and all tenancy-related expenses. However, should Petro X Solutions default in its rent obligations, the Company would be responsible for paying the entire monthly rental amount of $1,450.

Common Stock Issued for Services

In March 2023, the Company issued a total of 2,000,000 shares of its common stock pursuant to an employment agreement with the Company’s Executive Vice President, William J. LoBell, the total value of which, $20,000, was included in the Company’s accounts payable at December 31, 2022. In March 2023, the Company issued an additional 500,000 shares of its common stock pursuant to such employment agreement, the aggregate valued of which shares was $5,000.

Common Stock Issued for Debt Conversions

Talos Victory Fund, LLC

Subsequent to December 31, 2022, the Talos Note #1 was repaid in full through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$106,500	$0.001		106,500,000
Total Converted:	$106,500		Total Shares:	106,500,000

Mast Hill Fund, L.P.

Subsequent to December 31, 2022, $36,650 in principal and $5,250 in fees with respect to the Mast Hill Note #1 has been repaid through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$41,900	$0.001		41,900,000
Total Converted:	$41,900		Total Shares:	41,900,000

Boot Capital, LLC

Subsequent to December 31, 2022, $6,250 in principal of the Boot Capital Note #1 has been repaid through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$6,250	$0.0003		20,833,333
Total Converted:	$6,250		Total Shares:	20,8333,333

Other

Management has evaluated subsequent events through March 20, 2023.